Operating Costs And Expenses - Summary of Outsourced Services (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information of outsourced services [Abstract]
Meter reading and bill delivery	R$ 142	R$ 140	R$ 122
Communication	66	55	64
Maintenance and conservation of electrical facilities and equipment	266	246	238
Building conservation and cleaning	108	97	100
Contracted labor	15	13	6
Freight and airfares	8	7	10
Accommodation and meals	13	13	17
Security services	23	25	28
Consultancy	16	15	17
Maintenance and conservation of furniture and utensils	4	4	4
Information technology	62	49	42
Maintenance and conservation of vehicles	2	8	11
Disconnection and reconnection	35	7	26
Environment	11	19	22
Legal services	22	26	21
Legal procedural costs	3	4	3
Tree pruning	21	14	23
Cleaning of power line pathways	16	8	30
Copying and legal publications	23	16	14
Inspection of customer units	1	1	4
Printing of tax invoices and energy bills	3	3	4
Other expenses	114	97	93
Outsourced services	R$ 974	R$ 867	R$ 899